Loans and Related Allowance for Loan Losses (Tables)	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule Of Loans Receivable Commitments [Table Text Block]

Outstanding commitments to extend credit are as follows:

	June 30, 2012
(In thousands)	Fixed rate	Floating rate
Real estate loans	$1,155	$11,174
Undisbursed lines of credit	5,787	4,008
	$6,942	$15,182

	June 30, 2011
(In thousands)	Fixed rate	Floating rate
Commercial business loans	$1,250	$-
Real estate loans	3,326	4,069
Undisbursed lines of credit	6,113	4,117
	$10,689	$8,186

Schedule Of Loans Receivable From Related Party [Table Text Block]

The following table presents a summary of the activity of loans receivable from related parties:

(in thousands)	At June 30,
	2012	2011
Beginning balance	$269	$262
New loans or draws on existing loans	46	19
Loan repayments	(21)	(12)
Ending balance	$294	$269

Allowance for Credit Losses on Financing Receivables [Table Text Block]

The following tables summarize the allowance for loan losses and recorded investment in loans receivable:

(in thousands)		Commercial
	Commercial	Real Estate	Construction	Residential	Consumer	Total
Allowance for credit losses:
Beginning balance at July 1, 2011:	$1,512	$1,835	$368	$114	$365	$4,194
Provisions	1,924	330	884	(8)	(29)	3,101
Charge-offs	(2,044)	(1,309)	(987)	(18)	(175)	(4,533)
Recoveries	173	506	228	1	71	979
Ending balance at June 30, 2012	$1,565	$1,362	$493	$89	$232	$3,741

Ending balance: individually evaluated for impairment	$250	$447	$191	$-	$-	$888
Ending balance: collectively evaluated for impairment	$1,315	$915	$302	$89	$232	$2,853

(in thousands)		Commercial
As of June 30, 2012	Commercial	Real Estate	Construction	Residential	Consumer	Total
Loan receivables:
Ending balance	$42,037	$53,892	$9,024	$62,481	$9,902	$177,336
Ending balance: individually evaluated for impairment	$4,801	$4,838	$1,622	$162	$7	$11,430
Ending balance: collectively evaluated for impairment	$37,236	$49,054	$7,402	$62,319	$9,895	$165,906

		Commercial
(in thousands)	Commercial	Real Estate	Construction	Residential	Consumer	Total
Allowance for credit losses:
Beginning balance at
July 1, 2010:	$1,472	$386	$1,043	$76	$550	$3,527
Provisions	432	2,312	(496)	43	427	2,718
Charge-offs	(595)	(863)	(206)	(5)	(690)	(2,359)
Recoveries	203	-	27	-	78	308
Ending balance at
June 30, 2011	$1,512	$1,835	$368	$114	$365	$4,194

Ending balance: individually evaluated for impairment	$924	$271	$-	$-	$-	$1,195
Ending balance: collectively evaluated for impairment	$588	$1,564	$368	$114	$365	$2,999

(in thousands)		Commercial
As of June 30, 2011	Commercial	Real Estate	Construction	Residential	Consumer	Total
Loan receivables:
Ending balance	$53,422	$52,367	$12,281	$56,068	$12,626	$186,764
Ending balance: individually evaluated for impairment	$6,832	$4,213	$1,899	$615	$40	$13,599
Ending balance: collectively evaluated for impairment	$46,590	$48,154	$10,382	$55,453	$12,586	$173,165

Impaired Loans Receivable Related Allowance Disclosure [Table Text Block]

The following tables set forth information with respect to the Company’s impaired loans by portfolio class:

		Unpaid		Average	Interest
(in thousands)	Recorded	Principal	Related	Recorded	Income
As of June 30, 2012	Investment	Balance	Allowance	Investment	Recorded
Impaired loans with no related allowance recorded:

Construction	$109	$564	$-	$1,363	$3
Commercial real estate	3,944	4,649	-	2,800	130
Commercial	2,973	2,973	-	3,346	178
Residential	162	162	-	204	7
Consumer	7	7	-	1	-

Impaired loans with an allowance recorded:

Construction	$1,513	$1,872	$191	$729	$98
Commercial real estate	894	1,109	447	1,734	-
Commercial	1,829	3,569	250	2,545	93

Total impaired loans:

Construction	$1,622	$2,436	$191	$2,092	$101
Commercial real estate	4,838	5,758	447	4,534	130
Commercial	4,801	6,542	250	5,891	271
Residential	162	162	-	204	7
Consumer	7	7	-	1	-

		Unpaid		Average	Interest
(in thousands)	Recorded	Principal	Related	Recorded	Income
As of June 30, 2011	Investment	Balance	Allowance	Investment	Recorded
Impaired loans with no related allowance recorded:

Construction	$1,899	$2,245	$-	$1,896	$-
Commercial real estate	2,666	3,129	-	5,256	25
Commercial	3,201	3,102	-	3,363	10
Residential	615	615	-	490	-
Consumer	40	40	-	42	-

Impaired loans with an allowance recorded:

Construction	$-	$-	$-	$202	$-
Commercial real estate	1,547	1,547	271	1,553	-
Commercial	3,631	3,731	924	3,681	-

Total impaired loans:

Construction	$1,899	$2,245	$-	$2,098	$-
Commercial real estate	4,213	4,676	271	6,809	25
Commercial	6,832	6,833	924	7,044	10
Residential	615	615	-	490	-
Consumer	40	40	-	42	-

Financing Receivable Credit Quality Indicators [Table Text Block]

The following table sets forth information with respect to the Company’s credit quality indicators as of June 30, 2012 and 2011.

(in thousands)

Commercial Credit Exposure

Credit Risk Profile by Internally

Assigned Grade

	Commercial		Commercial Real Estate		Construction		Residential
	2012	2011	2012	2011	2012	2011	2012	2011
Pass	$30,471	$43,887	$45,874	$40,960	$4,876	$7,556	$61,538	$55,297
Special Mention	4,672	1,459	1,582	1,212	2,526	2,826	93	56
Substandard	6,700	7,031	5,510	9,067	1,622	1,899	850	715
Doubtful	194	1,045	926	1,128	-	-	-	-
Total	$42,037	$53,422	$53,892	$52,367	$9,024	$12,281	$62,481	$56,068

Financing Receivable Credit Quality Indicators Internally Assigned Grade [Table Text Block]	Consumer Credit Exposure Credit Risk Profile by Internally Assigned Grade
	Consumer
	2012	2011
Performing	$9,895	$12,586
Nonperforming	7	40
Total	$9,902	$12,626

Past Due Financing Receivables [Table Text Block]

The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of June 30, 2012 and 2011:

	June 30, 2012
			Greater Than
	30-59	60-89	90 Days	Total		Non-
	Days	Days	and Still	Past		Accrual	Total
(in thousands)	Past Due	Past Due	Accruing	Due	Current	Loans	Loans
Commercial	$1,480	$1	$-	$1,481	$37,902	$2,654	$42,037
Commercial real estate	-	1,308	-	1,308	48,168	4,416	53,892
Construction	-	-	-	-	7,402	1,622	9,024
Residential	107	291	-	398	61,921	162	62,481
Consumer	229	15	-	244	9,651	7	9,902
Total	$1,816	$1,615	$-	$3,431	$165,044	$8,861	$177,336

	June 30, 2011
			Greater Than
	30-59	60-89	90 Days	Total		Non-
	Days	Days	and Still	Past		Accrual	Total
(in thousands)	Past Due	Past Due	Accruing	Due	Current	Loans	Loans
Commercial	$648	$2,048	$-	$2,696	$46,556	$4,170	$53,422
Commercial real estate	337	-	-	337	48,244	3,786	52,367
Construction	-	-	-	-	10,946	1,335	12,281
Residential	363	56	-	419	55,034	615	56,068
Consumer	165	41	-	206	12,380	40	12,626
Total	$1,513	$2,145	$-	$3,658	$173,160	$9,946	$186,764

Schedule Of Existing Loans That Were Restructured and Troubled Debt Restructuring [Table Text Block]

The following table summarizes information relative to troubled debt restructurings by loan portfolio class:

	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
(in thousands)

June 30, 2012
Commercial	$5,191	$5,191	$3,212
Commercial Real Estate	1,208	1,208	1,180
Construction	1,722	1,722	1,129